GOODWILL - Key assumptions were made in the discounted cash flow model to determine the fair value of each reporting unit (Details) - segment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Number of Reporting Units	3
GEH
Goodwill [Line Items]
WACC	14.00%	14.00%
Income Tax Rate	17.00%	17.00%
Terminal growth rate	2.00%	2.00%
Forecasted inflation rate	2.00%	2.00%
GEH | Minimum
Goodwill [Line Items]
Revenue growth	3.00%	8.00%
GEH | Maximum
Goodwill [Line Items]
Revenue growth	13.00%	12.00%